OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2018	2017
Deferred charter revenue	304	1,653
Other	3,600	4,414
	3,904	6,067